Convertible Notes	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Convertible Notes
Convertible Notes

Note 7 – Convertible Notes

The components of convertible notes as of March 31, 2025 and December 31, 2024, were as follows:

			Effective	Stated
	Principal		Interest	Interest	March 31,	December 31,
Payment date	Amount	Maturity date	Rate	Rate	2025	2024
July 15, 2024	$795,000	July 15, 2025	390%	10%	$795,000	$795,000
August 15, 2024	$326,000	August 15, 2025	398%	10%	326,000	326,000
November 15, 2024	$100,000	November 15, 2025	511%	10%	100,000	100,000
December 15, 2024	$75,000	December 15, 2025	815%	10%	75,000	75,000
February 7, 2025	$1,500,000	February 7, 2026	416%	10%	1,500,000	-
February 15, 2025	$575,000	February 15, 2026	511%	10%	575,000	-
Total Convertible notes					$3,371,000	$1,296,000
Less: Unamortized debt discount					(2,829,095)	(1,099,923)
					541,905	196,077
Less: Current portion					(541,905)	(196,077)
Long -term portion					$-	$-

On July 15, 2024 and August 15, 2024, the Company entered into seventeen (17) convertible notes ($1,121,000) and warrants (1,401,250 shares of common stock). The convertible notes have a term of twelve (12) months, at an interest rate of 10% per annum and warrants are with a term of five (5) years, at exercise price of $0.50 per share. The outstanding principal amount of convertible notes and unpaid interest is convertible at conversion price of the lesser of (i) $0.40 or (ii) a 30% discount to the price of shares issued in connection with a qualified financing. In November and December, the Company entered into three (3) convertible notes ($175,000) and warrants (218,750 shares of common stock). The Company paid 8% financing fee of $89,680, accrued fee of $14,000 and recorded financing fee as debt discount.

In February 2025, the Company entered into eleven (11) convertible notes ($2,075,000) and warrants (2,593,750 shares of common stock). The convertible notes have a term of twelve (12) months, at an interest rate of 10% per annum and warrants are with a term of five (5) years, at exercise price of $0.50 per share. The outstanding principal amount of convertible notes and unpaid interest is convertible at conversion price of the lesser of (i) $0.40 or (ii) a 30% discount to the price of shares issued in connection with a qualified financing. The Company paid 8% financing fee of $166,000 recorded financing fee as debt discount.

During the three months ended March 31, 2025, the Company recognized the debt discount of $2,075,000 (Original Issued Discounts of discount of $166,000, warrants of $882,000 and derivative liability of $1,027,000).

During the three months ended March 31, 2025 and 2024, the Company recognized interest expenses of $60,258 and $135 and amortization of debt discount of $345,828 and $0, respectively. As of March 31, 2025 and December 31, 2024, the Company recorded accrued interest of $110,981 and $50,723, respectively.

The Company determined that the conversion feature met the definition of a liability in accordance with ASC Topic No. 815-40, Derivatives and Hedging - Contracts in Entity's Own Stock and therefore bifurcated the embedded conversion option once the note becomes convertible and accounted for it as a derivative liability. The fair value of the conversion feature was recorded as a debt discount and “day 1” derivative loss for the excess amount of debt discount and amortized to interest expense over the term of the note.

Note 8 – Convertible Notes

The components of convertible notes as of December 31, 2024 and 2023, were as follows:

	Principal		Interest	December 31,	December 31,
Payment date	Amount	Maturity date	Rate	2024	2023
August 11, 2022	$18,000	February 11, 2023	2%	$-	$18,000
September 2, 2022	$17,000	March 2, 2023	2%	-	17,000
April 1, 2023	$19,000	Due on demand	2%	-	19,000
July 15, 2024	$795,000	July 15, 2025	10%	795,000	-
August 15, 2024	$326,000	August 15, 2025	10%	326,000	-
November 15, 2024	$100,000	November 15, 2025	10%	100,000	-
December 15, 2024	$75,000	December 15, 2025	10%	75,000	-
Total Convertible notes				$1,296,000	$54,000
Less: Unamortized debt discount				(1,099,923)	-
				196,077	54,000
Less: Current portion				(196,077)	(54,000)
Long -term portion				$-	$-

On September 30, 2022, the Company entered into a convertible note agreement for the amount of $54,000, with term of six (6) months from the date of receipt of the funds, at interest rate of 2% per annum. At the sole option of the Lender, all or part of unpaid principal then outstanding may be converted into shares of common stock at any time starting 24 hours after payment at a fixed conversion price of $0.18 per share. During the year ended December 31, 2024, the Company settled liabilities of $23,400 and converted notes with principal amounts of $54,000 and accrued interest of $1,702 into 496,193 shares of common stock. The fair market value of the common shares converted was $126,655 at the issuance date, as a result, the Company recognized a loss on debt settled by common stock of $130,462.

On July 15, 2024 and August 15, 2024, the Company entered into seventeen (17) subscription agreements for convertible notes ($1,121,000) and warrants (1,401,250 shares of common stock). The convertible notes have a term of twelve (12) months, at an interest rate of 10% per annum and warrants are with a term of five (5) years, at exercise price of $0.50 per share. The outstanding principal amount of convertible notes and unpaid interest is convertible at conversion price of the lesser of (i) $0.40 or (ii) a 30% discount to the price of shares issued in connection with a qualified financing. In November and December, additionally, the Company entered into three (3) subscription agreements for convertible notes ($175,000) and warrants (218,750 shares of common stock). The Company paid 8% financing fee of $89,680, accrued fee of $14,000 and recorded financing fee as debt discount.

During the year ended December 31, 2024, the Company recognized the debt discount of $1,296,000 (Original Issued Discounts of $103,680, warrants discount of $546,863 and derivative liability of $645,457) and amortized debt discount of $196,077.

During the year ended December 31, 2024 and 2023, the Company recognized interest expenses of $50,723 and $1,311 and amortization of debt discount of $196,077 and $0, respectively. As of December 31, 2024 and 2023, the Company recorded accrued interest of $50,723 and $1,567, respectively.

The Company determined that the conversion feature met the definition of a liability in accordance with ASC Topic No. 815-40, Derivatives and Hedging - Contracts in Entity's Own Stock and therefore bifurcated the embedded conversion option once the note becomes convertible and accounted for it as a derivative liability. The fair value of the conversion feature was recorded as a debt discount and “day 1” derivative loss for the excess amount of debt discount and amortized to interest expense over the term of the note.